UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22049

Investment Company Act File Number

International Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

International Income Portfolio

January 31, 2015

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 39.4%

Security	Principal Amount (000’s omitted)		Value
Bangladesh — 4.7%
Bangladesh Treasury Bond, 8.80%, 6/4/16	BDT	174,200	$2,263,820
Bangladesh Treasury Bond, 10.10%, 6/11/19	BDT	89,400	1,188,209
Bangladesh Treasury Bond, 11.25%, 2/8/17	BDT	220,000	2,983,207
Bangladesh Treasury Bond, 11.30%, 3/7/17	BDT	138,000	1,875,432
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	143,000	1,951,968
Bangladesh Treasury Bond, 11.45%, 6/6/17	BDT	175,000	2,393,238
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	59,400	818,020
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	122,000	1,682,096
Bangladesh Treasury Bond, 11.55%, 10/3/17	BDT	142,900	1,966,053
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	31,500	437,120
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	73,100	1,019,519

Total Bangladesh			$18,578,682

Bosnia and Herzegovina — 2.2%
Republic of Srpska, 1.50%, 6/30/23	BAM	2,941	$1,270,473
Republic of Srpska, 1.50%, 10/30/23	BAM	6,867	2,937,751
Republic of Srpska, 1.50%, 12/15/23	BAM	1,383	583,652
Republic of Srpska, 1.50%, 6/15/24	BAM	1,085	460,814
Republic of Srpska, 1.50%, 5/31/25	BAM	4,696	1,879,385
Republic of Srpska, 1.50%, 6/9/25	BAM	346	136,973
Republic of Srpska, 1.50%, 12/24/25	BAM	2,201	851,930
Republic of Srpska, 1.50%, 9/25/26	BAM	1,639	596,500

Total Bosnia and Herzegovina			$8,717,478

Brazil — 1.3%
Nota do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	13,129	$4,989,990

Total Brazil			$4,989,990

Colombia — 2.5%
Titulos De Tesoreria B, 7.00%, 9/11/19	COP	10,217,100	$4,508,756
Titulos De Tesoreria B, 7.25%, 6/15/16	COP	13,092,200	5,564,400

Total Colombia			$10,073,156

Costa Rica — 1.1%
Costa Rica Titulos de Propiedad Bond, 10.58%, 6/22/16	CRC	1,645,000	$3,203,640
Titulo Propiedad UD, 1.00%, 1/12/22(1)	CRC	532,612	794,076
Titulo Propiedad UD, 1.63%, 7/13/16(1)	CRC	295,252	541,989

Total Costa Rica			$4,539,705

Dominican Republic — 3.4%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(2)	DOP	56,710	$1,326,737
Dominican Republic International Bond, 11.50%, 5/10/24(2)	DOP	56,000	1,331,153
Dominican Republic International Bond, 14.00%, 4/30/21(2)	DOP	32,100	805,008
Dominican Republic International Bond, 14.50%, 2/10/23(2)	DOP	8,600	218,563
Dominican Republic International Bond, 14.50%, 2/10/23(3)	DOP	99,300	2,523,639
Dominican Republic International Bond, 15.95%, 6/4/21(2)	DOP	33,500	951,451
Dominican Republic International Bond, 18.50%, 2/4/28(2)	DOP	3,900	119,324
Dominican Republic International Bond, 18.50%, 2/4/28(3)	DOP	195,600	5,984,577

Total Dominican Republic			$13,260,452

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.5%
Georgia Treasury Bond, 6.10%, 3/7/15	GEL	2,193	$1,083,155
Georgia Treasury Bond, 8.50%, 7/26/17	GEL	516	260,212
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	490	254,131
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	500	265,916
Georgia Treasury Bond, 12.00%, 9/15/15	GEL	500	256,685

Total Georgia			$2,120,099

Iceland — 4.3%
Republic of Iceland, 6.25%, 2/5/20	ISK	1,015,670	$5,879,653
Republic of Iceland, 7.25%, 10/26/22	ISK	1,108,884	6,797,786
Republic of Iceland, 8.75%, 2/26/19	ISK	693,422	4,362,387

Total Iceland			$17,039,826

Jordan — 3.4%
Jordan Government Bond, 6.511%, 5/15/16	JOD	2,000	$2,921,240
Jordan Government Bond, 7.77%, 7/4/15	JOD	2,000	2,880,002
Jordan Government Bond, 7.792%, 7/11/15	JOD	3,000	4,324,041
Jordan Government Bond, 7.95%, 2/5/15	JOD	2,500	3,528,930

Total Jordan			$13,654,213

Lebanon — 0.9%
Lebanon Treasury Note, 6.50%, 4/2/15	LBP	2,847,810	$1,891,537
Lebanon Treasury Note, 6.50%, 5/28/15	LBP	2,281,990	1,520,486

Total Lebanon			$3,412,023

Mexico — 1.3%
Mexican Bonos, 6.00%, 6/18/15	MXN	78,200	$5,286,382

Total Mexico			$5,286,382

Philippines — 0.7%
Republic of the Philippines, 4.95%, 1/15/21	PHP	106,000	$2,577,803

Total Philippines			$2,577,803

Romania — 1.8%
Romania Government Bond, 5.75%, 1/27/16	RON	26,440	$7,042,135

Total Romania			$7,042,135

Serbia — 3.9%
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	56,710	$521,187
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	121,900	1,131,056
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	283,030	2,630,602
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	117,300	1,088,648
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	890,500	8,236,211
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	97,600	901,671
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	91,480	855,948

Total Serbia			$15,365,323

Sri Lanka — 1.2%
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	595,640	$4,680,019

Total Sri Lanka			$4,680,019

Uganda — 0.7%
Uganda Government Bond, 13.375%, 2/25/16	UGX	1,310,300	$457,432
Uganda Government Bond, 14.00%, 3/24/16	UGX	1,567,700	548,992
Uganda Government Bond, 14.125%, 12/1/16	UGX	2,841,000	974,035
Uganda Government Bond, 14.625%, 11/1/18	UGX	2,913,500	977,865

Total Uganda			$2,958,324

Uruguay — 3.9%
Monetary Regulation Bill, 0.00%, 3/26/15(1)	UYU	40,094	$1,635,091
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	68,775	2,615,595

Security	Principal Amount (000’s omitted)		Value
Monetary Regulation Bill, 0.00%, 11/26/15	UYU	4,986	$183,506
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	3,000	108,601
Republic of Uruguay, 4.375%, 12/15/28(1)	UYU	8,326	350,209
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(1)	UYU	107,277	4,170,004
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(1)	UYU	53,712	2,090,575
Uruguay Notas Del Tesoro, 4.25%, 1/5/17(1)	UYU	79,709	3,244,324
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	25,036	1,014,058

Total Uruguay			$15,411,963

Vietnam — 1.6%
Vietnam Government Bond, 5.60%, 4/15/16	VND	38,287,200	$1,819,780
Vietnam Government Bond, 8.60%, 2/15/16	VND	44,840,200	2,189,969
Vietnam Government Bond, 10.80%, 4/15/15	VND	47,866,000	2,272,946

Total Vietnam			$6,282,695

Total Foreign Government Bonds (identified cost $172,839,014)			$155,990,268

Foreign Corporate Bonds — 0.4%

Supranational — 0.4%
International Bank for Reconstruction & Development, 3.40%, 4/15/17 (1)	UYU	38,956	$1,632,875

Total Supranational			$1,632,875

Total Foreign Corporate Bonds (identified cost $1,727,171)			$1,632,875

Collateralized Mortgage Obligations — 0.2%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$221,635	$245,678
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.56%, 8/25/39(4)		620,082	697,924

Total Collateralized Mortgage Obligations (identified cost $871,307)			$943,602

Mortgage Pass-Throughs — 1.3%

Security	Principal Amount		Value
Federal National Mortgage Association:
1.921%, with maturity at 2035(5)(6)		$1,000,782	$1,040,549
3.869%, with maturity at 2035(5)(6)		853,841	931,077
6.50%, with maturity at 2017		501	515
7.00%, with maturity at 2033		523,169	614,147
7.50%, with maturity at 2035(6)		316,462	381,030
8.50%, with maturity at 2032		253,342	313,801

			$3,281,119

Government National Mortgage Association:
7.00%, with maturity at 2035(6)		$855,394	$1,039,650
8.00%, with maturity at 2016		30,220	30,802
9.00%, with various maturities to 2024		491,769	558,425

			$1,628,877

Total Mortgage Pass-Throughs (identified cost $4,537,403)			$4,909,996

U.S. Treasury Obligations — 12.7%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bond, 11.25%, 2/15/15(6)		$50,000	$50,199,200

Total U.S. Treasury Obligations (identified cost $50,209,393)			$50,199,200

Short-Term Investments — 39.1%

Foreign Government Securities — 27.6%

Security	Principal Amount (000’s omitted)		Value
Georgia — 1.1%
Georgia Treasury Bill, 0.00%, 2/19/15	GEL	8,749	$4,305,902

Total Georgia			$4,305,902

Kenya — 4.4%
Kenya Treasury Bill, 0.00%, 3/16/15	KES	316,600	$3,422,483
Kenya Treasury Bill, 0.00%, 4/13/15	KES	502,800	5,400,349
Kenya Treasury Bill, 0.00%, 4/20/15	KES	406,800	4,362,238
Kenya Treasury Bill, 0.00%, 4/27/15	KES	396,900	4,249,253

Total Kenya			$17,434,323

Lebanon — 4.5%
Lebanon Treasury Bill, 0.00%, 2/26/15	LBP	2,188,600	$1,444,959
Lebanon Treasury Bill, 0.00%, 6/11/15	LBP	17,930,200	11,687,499
Lebanon Treasury Bill, 0.00%, 7/9/15	LBP	7,431,600	4,826,875

Total Lebanon			$17,959,333

Mauritius — 2.0%
Mauritius Treasury Bill, 0.00%, 2/13/15	MUR	121,200	$3,709,438
Mauritius Treasury Bill, 0.00%, 2/13/15	MUR	95,600	2,925,926
Mauritius Treasury Bill, 0.00%, 4/24/15	MUR	37,100	1,131,124

Total Mauritius			$7,766,488

Mexico — 3.0%
Mexico Cetes, 0.00%, 4/1/15	MXN	90,145	$5,987,506
Mexico Cetes, 0.00%, 5/28/15	MXN	86,773	5,737,050

Total Mexico			$11,724,556

Philippines — 3.2%
Philippine Treasury Bill, 0.00%, 2/4/15	PHP	565,820	$12,830,786

Total Philippines			$12,830,786

Serbia — 0.9%
Serbia Treasury Bill, 0.00%, 6/4/15	RSD	401,490	$3,583,494

Total Serbia			$3,583,494

Singapore — 2.2%
Monetary Authority of Singapore, 0.00%, 2/6/15	SGD	8,580	$6,342,001
Monetary Authority of Singapore, 0.00%, 3/13/15	SGD	3,442	2,542,790

Total Singapore			$8,884,791

Sri Lanka — 3.5%
Sri Lanka Treasury Bill, 0.00%, 2/20/15	LKR	73,730	$556,144
Sri Lanka Treasury Bill, 0.00%, 2/27/15	LKR	320,700	2,416,401
Sri Lanka Treasury Bill, 0.00%, 3/6/15	LKR	660,310	4,969,833

Security	Principal Amount (000’s omitted)		Value
Sri Lanka Treasury Bill, 0.00%, 3/13/15	LKR	81,780	$614,839
Sri Lanka Treasury Bill, 0.00%, 4/24/15	LKR	148,600	1,109,690
Sri Lanka Treasury Bill, 0.00%, 5/8/15	LKR	44,970	335,062
Sri Lanka Treasury Bill, 0.00%, 6/26/15	LKR	88,270	652,539
Sri Lanka Treasury Bill, 0.00%, 11/13/15	LKR	67,620	488,641
Sri Lanka Treasury Bill, 0.00%, 12/4/15	LKR	319,510	2,300,387
Sri Lanka Treasury Bill, 0.00%, 1/29/16	LKR	71,620	511,098

Total Sri Lanka			$13,954,634

Uganda — 1.8%
Uganda Treasury Bill, 0.00%, 2/19/15	UGX	10,372,300	$3,613,333
Uganda Treasury Bill, 0.00%, 5/28/15	UGX	575,700	193,947
Uganda Treasury Bill, 0.00%, 6/11/15	UGX	880,200	294,889
Uganda Treasury Bill, 0.00%, 9/17/15	UGX	9,696,300	3,120,872

Total Uganda			$7,223,041

Uruguay — 0.2%
Monetary Regulation Bill, 0.00%, 2/20/15	UYU	10,660	$434,386
Monetary Regulation Bill, 0.00%, 2/20/15(1)	UYU	7,233	296,173
Monetary Regulation Bill, 0.00%, 3/26/15	UYU	910	36,583

Total Uruguay			$767,142

Vietnam — 0.4%
Vietnam Treasury Bill, 0.00%, 7/21/15	VND	31,737,000	$1,459,792

Total Vietnam			$1,459,792

Zambia — 0.4%
Zambia Treasury Bill, 0.00%, 6/15/15	ZMW	10,190	$1,479,364

Total Zambia			$1,479,364

Total Foreign Government Securities (identified cost $115,496,773)			$109,373,646

U.S. Treasury Obligations — 2.8%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 4/2/15(6)		$11,000	$10,999,912

Total U.S. Treasury Obligations (identified cost $10,999,469)			$10,999,912

Other — 8.7%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(7)		$34,646	$34,646,391

Total Other (identified cost $34,646,391)			$34,646,391

Total Short-Term Investments (identified cost $161,142,633)			$155,019,949

Total Investments — 93.1% (identified cost $391,326,921)			$368,695,890

Other Assets, Less Liabilities — 6.9%			$27,184,769

Net Assets — 100.0%			$395,880,659

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BAM	-	Bosnia-Herzegovina Convertible Mark

BDT	-	Bangladesh Taka

BRL	-	Brazilian Real

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

GEL	-	Georgian Lari

ISK	-	Icelandic Krona

JOD	-	Jordanian Dinar

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MUR	-	Mauritian Rupee

MXN	-	Mexican Peso

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

SGD	-	Singapore Dollar

UGX	-	Ugandan Shilling

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

ZMW	-	Zambian Kwacha

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2015, the aggregate value of these securities is $4,752,236 or 1.2% of the Portfolio’s net assets.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2015, the aggregate value of these securities is $8,508,216 or 2.1% of the Portfolio’s net assets.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2015.

(5)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2015.

(6)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $8,661.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance IIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2015 were $1,279,969 or 0.3% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/4/15	Euro 3,882,958	Romanian Leu 17,205,000	Bank of America, N.A.	$—	$(5,054)	$(5,054)
2/4/15	Romanian Leu 3,391,000	Euro 763,481	BNP Paribas	—	(1,068)	(1,068)
2/4/15	Romanian Leu 13,814,000	Euro 3,077,969	UBS AG	—	(40,783)	(40,783)
2/5/15	Kazakhstani Tenge 1,003,429,000	United States Dollar 5,355,906	Deutsche Bank AG	—	(60,255)	(60,255)
2/5/15	United States Dollar 6,044,753	Kazakhstani Tenge 1,003,429,000	Deutsche Bank AG	—	(628,592)	(628,592)
2/6/15	United States Dollar 1,250,000	Uruguayan Peso 31,000,000	Citibank, N.A.	20,826	—	20,826
2/6/15	Uruguayan Peso 31,000,000	United States Dollar 1,233,095	Citibank, N.A.	—	(37,731)	(37,731)
2/11/15	Euro 22,014,933	United States Dollar 27,323,834	Nomura International PLC	2,445,206	—	2,445,206
2/11/15	United States Dollar 1,901,914	Euro 1,547,000	BNP Paribas	—	(153,681)	(153,681)
2/11/15	United States Dollar 3,502,805	Euro 2,819,000	Standard Chartered Bank	—	(317,110)	(317,110)
2/12/15	Euro 3,868,345	United States Dollar 4,801,939	Citibank, N.A.	430,362	—	430,362
2/12/15	Euro 6,015,640	United States Dollar 7,478,054	Standard Chartered Bank	679,842	—	679,842
2/12/15	United States Dollar 4,845,682	Euro 3,868,345	Deutsche Bank AG	—	(474,106)	(474,106)
2/12/15	United States Dollar 2,986,326	Euro 2,574,000	Morgan Stanley & Co. International PLC	—	(77,476)	(77,476)
2/13/15	Indonesian Rupiah 3,996,562,000	United States Dollar 316,810	BNP Paribas	2,681	—	2,681
2/13/15	Indonesian Rupiah 54,225,481,000	United States Dollar 4,195,395	Nomura International PLC	—	(66,717)	(66,717)
2/13/15	United States Dollar 13,515,132	Indonesian Rupiah 168,168,790,000	Australia and New Zealand Banking Group Limited	—	(297,099)	(297,099)
2/13/15	United States Dollar 1,247,485	Uruguayan Peso 31,000,000	Citibank, N.A.	20,479	—	20,479
2/13/15	Uruguayan Peso 31,000,000	United States Dollar 1,230,159	Citibank, N.A.	—	(37,805)	(37,805)
2/17/15	Malaysian Ringgit 5,909,000	United States Dollar 1,661,231	BNP Paribas	35,583	—	35,583
2/17/15	United States Dollar 9,952,114	Malaysian Ringgit 34,915,000	Deutsche Bank AG	—	(346,509)	(346,509)
2/17/15	United States Dollar 10,680,021	Yuan Offshore Renminbi 66,434,000	Citibank, N.A.	—	(128,535)	(128,535)
2/17/15	United States Dollar 1,273,630	Yuan Offshore Renminbi 7,923,000	Deutsche Bank AG	—	(15,247)	(15,247)
2/17/15	Yuan Offshore Renminbi 10,995,000	United States Dollar 1,768,111	Bank of America, N.A.	21,813	—	21,813
2/17/15	Zambian Kwacha 7,911,000	United States Dollar 1,181,531	Barclays Bank PLC	—	(21,939)	(21,939)
2/17/15	Zambian Kwacha 7,540,000	United States Dollar 1,133,218	Standard Chartered Bank	—	(13,814)	(13,814)
2/18/15	Euro 738,787	United States Dollar 919,930	Goldman Sachs International	84,990	—	84,990

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/18/15	Euro 15,508,234	United States Dollar 19,366,295	Standard Chartered Bank	$1,839,669	$—	$1,839,669
2/18/15	Mauritian Rupee 121,200,000	United States Dollar 3,716,082	BNP Paribas	8,174	—	8,174
2/18/15	United States Dollar 1,672,242	Euro 1,342,961	Goldman Sachs International	—	(154,495)	(154,495)
2/18/15	United States Dollar 6,462,401	Indian Rupee 402,921,000	Citibank, N.A.	18,480	—	18,480
2/18/15	United States Dollar 2,503,068	Indian Rupee 156,050,000	Deutsche Bank AG	6,957	—	6,957
2/19/15	United States Dollar 630,872	Mexican Peso 9,159,000	Standard Chartered Bank	—	(20,470)	(20,470)
2/20/15	Euro 565,611	United States Dollar 709,361	Goldman Sachs International	70,125	—	70,125
2/20/15	Indonesian Rupiah 17,333,881,000	United States Dollar 1,407,428	Standard Chartered Bank	49,112	—	49,112
2/20/15	United States Dollar 1,965,415	Chilean Peso 1,179,347,000	BNP Paribas	—	(107,502)	(107,502)
2/23/15	Argentine Peso 3,000,000	United States Dollar 287,494	Citibank, N.A.	—	(55,022)	(55,022)
2/23/15	Argentine Peso 7,000,000	United States Dollar 675,024	Citibank, N.A.	—	(124,180)	(124,180)
2/23/15	Argentine Peso 7,000,000	United States Dollar 674,764	Citibank, N.A.	—	(124,440)	(124,440)
2/23/15	United States Dollar 1,465,517	Argentine Peso 17,000,000	Citibank, N.A.	475,407	—	475,407
2/23/15	United States Dollar 5,489,541	Indian Rupee 351,419,000	Citibank, N.A.	155,809	—	155,809
2/23/15	United States Dollar 3,033,112	Indian Rupee 194,168,000	Goldman Sachs International	86,088	—	86,088
2/23/15	United States Dollar 5,375,153	Indonesian Rupiah 65,958,500,000	Goldman Sachs International	—	(213,215)	(213,215)
2/23/15	United States Dollar 6,061,752	Indonesian Rupiah 74,401,949,000	Standard Chartered Bank	—	(239,027)	(239,027)
2/24/15	Argentine Peso 3,090,000	United States Dollar 295,892	Citibank, N.A.	—	(56,647)	(56,647)
2/24/15	Argentine Peso 4,910,000	United States Dollar 469,497	Citibank, N.A.	—	(90,685)	(90,685)
2/24/15	United States Dollar 689,655	Argentine Peso 8,000,000	Citibank, N.A.	223,066	—	223,066
2/25/15	Argentine Peso 5,000,000	United States Dollar 477,737	Citibank, N.A.	—	(92,304)	(92,304)
2/25/15	Argentine Peso 8,000,000	United States Dollar 766,724	Citibank, N.A.	—	(145,343)	(145,343)
2/25/15	Argentine Peso 11,000,000	United States Dollar 1,059,322	Citibank, N.A.	—	(194,770)	(194,770)
2/25/15	United States Dollar 2,077,922	Argentine Peso 24,000,000	Citibank, N.A.	658,279	—	658,279
3/4/15	British Pound Sterling 1,309,000	Euro 1,676,632	UBS AG	—	(76,158)	(76,158)
3/4/15	Euro 10,973,921	British Pound Sterling 8,719,000	Morgan Stanley & Co. International PLC	726,329	—	726,329
3/11/15	Euro 10,077,869	Norwegian Krone 89,106,000	Bank of America, N.A.	130,047	—	130,047

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/11/15	Euro 10,715,584	Swedish Krona 99,671,000	Morgan Stanley & Co. International PLC	$—	$(62,615)	$(62,615)
3/11/15	Swedish Krona 28,957,000	Euro 3,083,118	BNP Paribas	—	(15,759)	(15,759)
3/12/15	Russian Ruble 893,980,000	United States Dollar 22,869,788	Bank of America, N.A.	10,153,398	—	10,153,398
3/12/15	United States Dollar 22,721,566	Russian Ruble 893,980,000	Credit Suisse International	—	(10,005,176)	(10,005,176)
3/13/15	Serbian Dinar 213,167,696	Euro 1,710,130	Deutsche Bank AG	—	(3,861)	(3,861)
3/19/15	Euro 134,062	Serbian Dinar 16,436,000	Citibank, N.A.	—	(2,389)	(2,389)
3/19/15	United States Dollar 1,283,915	Chilean Peso 801,805,000	BNP Paribas	—	(24,019)	(24,019)
3/19/15	United States Dollar 3,745,470	Chilean Peso 2,320,693,000	Deutsche Bank AG	—	(98,908)	(98,908)
3/23/15	Euro 762,828	Romanian Leu 3,391,000	BNP Paribas	925	—	925
3/23/15	United States Dollar 4,930,723	Zambian Kwacha 32,740,000	Standard Chartered Bank	—	(50,701)	(50,701)
3/31/15	Euro 334,306	Romanian Leu 1,490,000	BNP Paribas	1,323	—	1,323
4/8/15	United States Dollar 1,137,979	Philippine Peso 51,456,000	Standard Chartered Bank	23,361	—	23,361
4/9/15	United States Dollar 1,587,534	Indian Rupee 102,411,000	Bank of America, N.A.	45,713	—	45,713
4/15/15	British Pound Sterling 1,992,775	Euro 2,562,000	JPMorgan Chase Bank, N.A.	—	(103,170)	(103,170)
4/15/15	Euro 10,245,375	United States Dollar 12,473,847	Standard Chartered Bank	889,222	—	889,222
4/15/15	United States Dollar 657,421	Euro 552,097	Standard Chartered Bank	—	(33,155)	(33,155)
4/20/15	Euro 5,090,392	Polish Zloty 21,972,676	BNP Paribas	159,627	—	159,627
4/20/15	Euro 11,494,868	Polish Zloty 49,613,000	Nomura International PLC	359,225	—	359,225
4/28/15	United States Dollar 1,066,186	Chilean Peso 672,017,000	BNP Paribas	—	(13,854)	(13,854)
4/28/15	United States Dollar 160,799	Mexican Peso 2,369,000	Citibank, N.A.	—	(3,573)	(3,573)
4/28/15	United States Dollar 161,317	Mexican Peso 2,375,066	Morgan Stanley & Co. International PLC	—	(3,689)	(3,689)
4/30/15	United States Dollar 2,014,218	Uruguayan Peso 51,000,000	Citibank, N.A.	21,089	—	21,089
5/6/15	Euro 6,391,730	United States Dollar 7,417,986	JPMorgan Chase Bank, N.A.	189,080	—	189,080
5/21/15	New Turkish Lira 39,391,000	United States Dollar 16,428,065	BNP Paribas	668,236	—	668,236
5/21/15	New Turkish Lira 4,566,000	United States Dollar 1,947,412	Deutsche Bank AG	120,615	—	120,615
5/21/15	United States Dollar 26,253,183	New Turkish Lira 63,611,462	Standard Chartered Bank	—	(803,061)	(803,061)
6/11/15	United States Dollar 1,373,208	Zambian Kwacha 10,251,000	Standard Chartered Bank	91,886	—	91,886
6/12/15	United States Dollar 851,811	Zambian Kwacha 6,231,000	Citibank, N.A.	38,320	—	38,320

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
6/12/15	United States Dollar 565,081	Zambian Kwacha 4,026,200	Citibank, N.A.	$10,083	$—	$10,083
6/12/15	United States Dollar 1,380,421	Zambian Kwacha 9,708,500	Citibank, N.A.	6,490	—	6,490
6/15/15	United States Dollar 8,774,741	Ugandan Shilling 24,332,358,157	Citibank, N.A.	—	(589,885)	(589,885)
6/17/15	United States Dollar 1,363,394	Zambian Kwacha 10,042,000	Standard Chartered Bank	67,813	—	67,813
6/18/15	United States Dollar 1,871,294	Zambian Kwacha 13,692,200	Standard Chartered Bank	79,238	—	79,238
6/18/15	United States Dollar 798,031	Zambian Kwacha 5,818,600	Standard Chartered Bank	30,862	—	30,862
6/25/15	United States Dollar 2,655,837	Zambian Kwacha 18,883,000	Barclays Bank PLC	25,403	—	25,403
9/28/15	United States Dollar 414,259	Azerbaijani Manat 337,000	Standard Bank PLC	6,885	—	6,885
10/8/15	United States Dollar 5,605,800	Azerbaijani Manat 4,562,000	Standard Bank PLC	86,028	—	86,028
1/13/16	United States Dollar 3,252,792	New Turkish Lira 7,979,000	Bank of America, N.A.	—	(192,196)	(192,196)
1/13/16	United States Dollar 965,599	New Turkish Lira 2,357,510	Deutsche Bank AG	—	(61,302)	(61,302)

				$21,264,146	$(16,485,092)	$4,779,054

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/15	34 U.S. 5-Year Treasury Note	Short	$(4,038,999)	$(4,125,688)	$(86,689)
3/15	14 U.S. 10-Year Treasury Note	Short	(1,762,059)	(1,832,251)	(70,192)
3/15	7 U.S. Long Treasury Bond	Short	(981,695)	(1,058,968)	(77,273)

					$ (234,154)

At January 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$21,264,146	$(16,485,092)

		$21,264,146	$(16,485,092)

Interest Rate	Futures Contracts*	$—	$(234,154)

		$—	$(234,154)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio including the Portfolio’s investment in the Subsidiary at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$409,329,975

Gross unrealized appreciation	$2,901,484
Gross unrealized depreciation	(43,055,594)

Net unrealized depreciation	$(40,154,110)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$155,990,268	$—	$155,990,268
Foreign Corporate Bonds	—	1,632,875	—	1,632,875
Collateralized Mortgage Obligations	—	943,602	—	943,602
Mortgage Pass-Throughs	—	4,909,996	—	4,909,996
U.S. Treasury Obligations	—	50,199,200	—	50,199,200
Short-Term Investments -
Foreign Government Securities	—	109,373,646	—	109,373,646
U.S. Treasury Obligations	—	10,999,912	—	10,999,912
Other	—	34,646,391	—	34,646,391
Total Investments	$—	$368,695,890	$—	$368,695,890
Forward Foreign Currency Exchange Contracts	$—	$21,264,146	$—	$21,264,146
Total	$—	$389,960,036	$—	$389,960,036

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(16,485,092)	$—	$(16,485,092)
Futures Contracts	(234,154)	—	—	(234,154)
Total	$(234,154)	$(16,485,092)	$—	$(16,719,246)

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Income Portfolio

By:	/s/ John R. Baur
John R. Baur
President

Date:	March 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Baur
John R. Baur
President

Date:	March 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 23, 2015